Share-Based Payments (Details) - Schedule of Stock Options Activity - Previously Reported [Member] $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Payments (Details) - Schedule of Stock Options Activity [Line Items]
Number of Shares, Outstanding , Ending balance | shares	545,008	736,508
Weighted Average Exercise Price, Outstanding Ending balance | $ / shares	$ 16.16	$ 24.19
Weighted Average Remaining Contractual Term, Outstanding Ending balance	2 years 2 months 12 days	1 year 4 months 6 days
Aggregate Intrinsic Value (in thousands), Outstanding Ending balance | $	$ 567	$ 442
Number of Shares, Unvested as of December 31, 2023 | shares		110,171
Weighted Average Exercise Price, Unvested as of December 31, 2023 | $ / shares		$ 49.22
Weighted Average Remaining Contractual Term, Unvested as of December 31, 2023		2 years 9 months
Aggregate Intrinsic Value (in thousands), Unvested as of December 31, 2023 | $		$ 70
Number of Shares, Granted | shares		140,000
Weighted Average Exercise Price, Granted | $ / shares		$ 59.89
Weighted Average Remaining Contractual Term, Granted		1 year 8 months 1 day
Aggregate Intrinsic Value (in thousands), Granted | $		$ 113
Number of Shares, Exercised | shares		51,500
Weighted Average Exercise Price, Exercised | $ / shares		$ 12.29
Weighted Average Remaining Contractual Term, Exercised		4 months 24 days
Aggregate Intrinsic Value (in thousands), Exercised | $		$ 844
Number of Shares, Cancelled or forfeited | shares
Weighted Average Exercise Price, Cancelled or forfeited | $ / shares
Weighted Average Remaining Contractual Term, Cancelled or forfeited
Aggregate Intrinsic Value (in thousands), Cancelled or forfeited | $